Restrictions to Dividend Distribution	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Restrictions to Dividend Distribution
39. RESTRICTIONS TO DIVIDEND DISTRIBUTION
In accordance with the provisions of Law 19,550, the Group is required to make a legal reserve of not less than 5% of the positive result arising from the sum of the income for the year, the adjustments from previous years, transfers of other comprehensive income to retained earnings, and accumulated income (losses) from previous years, to complete 20% of the sum of the capital stock and the balance of capital adjustment.
The Group is subject to normal restrictions on the payment of dividends in the event of an alleged breach under certain agreements or if such payment could otherwise result in an event of default.
The restrictions mentioned in the previous paragraph arise from the loan agreements that the Group entered into with Industrial and Commercial Bank of China (Dubai). According to these, the borrower (the Company) will not allow any dividends to be paid unless:

(a)	no default or event of default has occurred and continues or occurs as a result of such payment; and

(b)	the borrower complies, both before and after the payment of dividends, with the ratio of net debt to EBITDA.
This ratio shall not exceed at the end of each fiscal year of:

(a)	3.50: 1.00 at any time before the occurrence of a “substantial event”; and

(b)	4.50: 1.00 at any time during or after the occurrence of a “substantial event”.
For the purposes of clarifying the above, one or more of the following events are defined as “substantial event” with respect to the Group:
(a)	the beginning of the construction of a new cement plant;

(b)	the completion of an acquisition of any entity (limited liability companies, corporations, joint ventures, associations, trusts or any other company); or

(c)	the performance of any other investment by the Company.

As of the date of issuance of these consolidated financial statements, the Group is not affected by the restrictions mentioned in the preceding paragraphs.
On September 1, 2019, the Central Bank of the Argentine Republic issued Communication “A” 6,770, subsequently amended by Communication “A” 6,869, where the requirements for access to the exchange market are established for remittance abroad of foreign currency as profits and dividends to non-resident
shareholders.